Document and Entity Information	0 Months Ended
Mar. 07, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 07, 2014
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Mar. 07, 2014
Document Effective Date	Mar. 07, 2014
Prospectus Date	Mar. 03, 2014
Aberdeen Global High Income Fund | Class A
Risk/Return:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Institutional Class
Risk/Return:
Trading Symbol	JHYIX